UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2019 (Unaudited)
	Principal
	Amount	Value
Bank Loans - 17.95%
Administrative and Support and Waste Management and Remediation Services - 0.19%
Monitronics International, Inc.
10.101% (3 Month LIBOR + 5.500%), 09/30/2022 (a)	$163,740	$156,431
Arts, Entertainment and Recreation - 0.27%
Town Sports International LLC
5.939% (1 Month LIBOR + 3.500%), 11/15/2020 (a)	222,830	219,116
Information - 13.37%
First Data Corp.
4.404% (1 Month LBOR + 2.000%), 07/10/2022 (a)	1,114,254	1,114,226
Infor US, Inc.
5.080% (1 Month LIBOR + 2.750%), 02/01/2022 (a)	1,098,039	1,096,963
Internap Corp.
9.400% (1 Month LIBOR + 5.750%), 04/06/2022 (a)	93,646	82,174
LSC Communications, Inc.
7.869% (1 Month LIBOR + 5.500%), 09/30/2022 (a)	1,094,927	1,075,766
Tribune Media Co.
5.402% (1 Month LIBOR + 3.000%), 01/27/2024 (a)	1,307,000	1,307,549
Windstream Services LLC
10.500% (Prime + 5.000%), 03/30/2021 (a)(b)	1,845,000	1,902,656
4.910% ( 1 Month LIBOR + 2.500%), 02/26/2021 (a)	1,939,652	1,946,121
Worldpay LLC
3.872% (1 Month LIBOR + 1.750%), 01/16/2023 (a)	449,260	449,338
Zayo Group LLC
4.402% (1 Month LIBOR + 2.000%), 01/19/2021 (a)	1,844,283	1,845,297
		10,820,090
Manufacturing - 3.46%
Berry Global, Inc.
4.162% (1 Month LIBOR + 1.750%), 02/08/2020 (a)	1,256,336	1,256,223
Hexion, Inc.
5.350% (3 Month LIBOR + 2.750%), 10/12/2020 (a)	531,800	532,467
Kinetic Concepts, Inc.
5.580% (3 Month LIBOR + 3.250%), 02/03/2024 (a)	1,009,000	1,010,998
		2,799,688
Mining, Quarrying and Oil and Gas Extraction - 0.66%
Crestwood Holdings LLC
9.920% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	114,698	112,691
Weatherford International Ltd.
4.710% (1 Month LIBOR + 2.300%), 07/13/2020 (a)	423,429	423,164
		535,855
Total Bank Loans (Cost $14,524,139)		14,531,180

Commercial Paper - 9.94%
Accommodation and Food Services - 2.17%
Marriott International, Inc.
2.634%, 07/31/2019 (c)	1,762,000	1,757,898
Manufacturing - 6.11%
Albemarle Corp.
2.601%, 7/12/2019 (c)	1,251,000	1,249,638
Boston Scientific Corp.
2.800%, 07/19/2019 (c)	682,000	680,996
Keurig Dr. Pepper, Inc.
2.727%, 07/15/2019 (c)	1,599,000	1,597,099
The Campbell Soup Co.
2.621%, 07/03/2019 (c)	1,421,000	1,420,506
		4,948,239
Transportation & Warehousing - 1.66%
Royal Caribbean Cruises Ltd.
2.904%, 07/08/2019 (c)	1,345,000	1,344,063
Total Commercial Paper (Cost $8,051,760)		8,050,200

Convertible Bonds - 11.07%
Information - 3.41%
Twitter, Inc.
0.250%, 09/15/2019	2,765,000	2,755,695
Manufacturing - 4.49%
Arconic, Inc.
1.625%, 10/15/2019	1,769,000	1,791,424
Electronics For Imaging, Inc.
0.750%, 09/01/2019	1,851,000	1,845,367
		3,636,791

Professional, Scientific, and Technical Services - 2.67%
Macquarie Infrastructure Corp.
2.875%, 07/15/2019	2,162,000	2,162,878
Transportation and Warehousing - 0.50%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	398,000	403,604
Total Convertible Bonds (Cost $8,911,175)		8,958,968

Corporate Bonds - 49.67%
Administrative and Support and Waste Management and Remediation Services - 2.56%
Clean Harbors, Inc.
5.125%, 06/01/2021	2,065,000	2,070,162
Arts, Entertainment and Recreation -0.74%
Rivers Pittsburgh Borrower LP
6.125%, 08/15/2021 (e)	377,000	383,598
Gaming Innovation Group PLC
9.000% (STIB3M + 9.000%), 06/28/2022 (a)(d)	2,000,000	215,375
		598,973
Construction - 1.91%
Lennar Corp.
4.500%, 11/15/2019	1,535,000	1,544,594
Finance and Insurance - 3.98%
Icahn Enterprises LP
6.000%, 08/01/2020	2,332,000	2,336,664
5.875%, 02/01/2022	876,000	888,045
		3,224,709
Health Care and Social Assistance - 1.66%
HCA, Inc.
4.250%, 10/15/2019	1,340,000	1,345,475
Information - 18.31%
CCO Holdings LLC
5.250%, 03/15/2021	1,098,000	1,103,490
CDK Global, Inc.
3.800%, 10/15/2019 (c)	272,000	272,680
CenturyLink, Inc.
6.150%, 09/15/2019	685,000	689,795
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (e)	1,309,000	1,330,271
Dish DBS Corp.
7.875%, 09/01/2019	967,000	973,044
GCI LLC
6.750%, 06/01/2021	1,649,000	1,651,061
HC2 Holdings, Inc.
11.500%, 12/01/2021 (e)	298,000	263,730
Inmarsat Finance PLC
4.875%, 05/15/2022 (d)(e)	1,695,000	1,714,069
Lee Enterprises, Inc.
9.500%, 03/15/2022 (e)	868,000	887,530
Level 3 Financing, Inc.
6.125%, 01/15/2021	1,891,000	1,905,182
Mediacom Broadband Corp.
5.500%, 04/15/2021	333,000	332,584
Sinclair Television Group, Inc.
5.375%, 04/01/2021	497,000	498,553
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (e)	2,158,000	2,225,977
TEGNA, Inc.
5.125%, 10/15/2019	974,000	976,435
		14,824,401
Manufacturing - 10.58%
Briggs & Stratton Corp.
6.875%, 12/15/2020	389,000	406,505
EMC Corp.
5.875%, 06/15/2021 (e)	1,210,000	1,230,509
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(d)	200,000	215,565
International Wire Group, Inc.
10.750%, 08/01/2021 (e)	1,185,000	1,203,960
INVISTA Finance LLC
4.250%, 10/15/2019 (e)	1,580,000	1,596,915
Multi-Color Corp.
6.125%, 12/01/2022 (e)	237,000	244,999
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	381,828	383,260
Spectrum Brands, Inc.
6.625%, 11/15/2022	737,000	756,530

Teva Pharmaceutical Finance LLC
1.700%, 07/19/2019 (d)	1,687,000	1,682,361
Welbilt, Inc.
9.500%, 02/15/2024	595,000	646,319
WESCO Distribution, Inc.
5.375%, 12/15/2021	197,000	199,216
		8,566,139
Mining, Quarrying and Oil and Gas Extraction - 0.16%
Largo Resources Ltd.
9.250%, 06/01/2021 (d)(e)	121,000	126,748
Professional, Scientific, and Technical Services - 2.30%
Nielsen Finance LLC
4.500%, 10/01/2020	1,856,000	1,865,048
Retail Trade - 2.24%
Michaels Stores, Inc.
5.875%, 12/15/2020 (e)	1,806,000	1,809,657
Transportation and Warehousing - 4.69%
American Airlines Group, Inc.
5.500%, 10/01/2019 (e)	1,477,000	1,491,031
Borealis Finance LLC
7.500%, 11/16/2022 (d)(e)	325,000	309,205
Dynagas Finance, Inc.
6.250%, 10/30/2019 (d)	355,000	342,575
MPC Container Ships Invest BV
7.093% (3 Month LIBOR USD + 4.750%), 09/22/2022 (a)(d)	400,000	402,472
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (d)	200,000	199,000
Virgin Australia Holdings Ltd.
8.500%, 11/15/2019 (d)(e)	1,033,000	1,049,270
		3,793,553
Utilities - 0.54%
Pacific Gas & Electric Co.
3.500%, 10/01/2020 (b)	450,000	441,000
Total Corporate Bonds (Cost $40,108,001)		40,210,459

	Shares
Special Purpose Acquisition Vehicles - 8.78%
Black Ridge Acuqisition Corp.	59,303	613,193
Capitol Investment Corp IV (d)	11,652	119,200
GigCapital, Inc.	19,316	199,631
Gordon Pointe Acquisition Corp. - Class A	60,778	627,837
Pure Acquisition Corp.	18,111	183,645
Sentinel Energy Services, Inc.	386,189	3,919,818
Twelve Seas Investment Co. (d)	142,300	1,445,768
Total Special Purpose Acquisition Vehicles (Cost $7,047,007)		7,109,092

Money Market Fund - 3.81%
First American Treasury Obligations Fund - Class X, 2.248% (f)	3,087,244	3,087,244
Total Money Market Fund (Cost $3,087,244)		3,087,244

Total Investments (Cost $81,729,326) - 101.22%		81,947,143
Liabilities in Excess of Other Assets - (1.22)%		(986,699)
Total Net Assets - 100.00%		$80,960,444

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at June 30, 2019.
(b)	Represents a security in default.
(c)	Zero coupon bond. The effective yield is listed.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(f)	Seven day yield as of June 30, 2019.

CrossingBridge Long/Short Credit Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
Bank Loans - 0.89%
Retail Trade - 0.89%
BI-LO LLC
10.474% (3 Month LIBOR + 8.000%), 05/31/2024 (a)	$556,559	$534,761
Total Bank Loans (Cost $536,941)		534,761

Commercial Paper - 14.87%
Manufacturing - 14.87%
Ford Motor Credit Co. LLC
3.015%, 07/12/2019 (b)	4,000,000	3,995,724
Sherwin-Williams Co.
2.747%, 07/29/2019 (b)	5,000,000	4,989,774
Total Commercial Paper (Cost $8,986,049)		8,985,498

Convertible Bonds - 2.38%
Information - 2.38%
HC2 Holdings, Inc.
7.500%, 06/01/2022 (c)	1,768,000	1,439,273
Total Convertible Bonds (Cost $1,768,000)		1,439,273

Corporate Bonds - 50.53%
Information - 18.55%
CSC Holdings LLC
5.125%, 12/15/2021 (c)	2,000,000	2,005,000
Lee Enterprises, Inc.
9.500%, 03/15/2022 (c)	3,037,000	3,105,332
Salem Media Group, Inc.
6.750%, 06/01/2024 (c)	193,000	169,840
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	2,500,000	2,518,750
6.000%, 07/15/2024 (c)	1,000,000	1,031,500
Sprint Corp.
7.250%, 09/15/2021	2,230,000	2,374,950
		11,205,372
Manufacturing - 25.06%
FXI Holdings, Inc.
7.875%, 11/01/2024 (c)	1,000,000	935,000
INVISTA Finance LLC
4.250%, 10/15/2019 (c)	3,000,000	3,032,117
Mueller Industries, Inc.
6.000%, 03/01/2027	1,400,000	1,410,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	4,754,442	4,772,272
Teva Pharmaceutical Finance LLC
1.700%, 07/19/2019 (d)	5,000,000	4,986,250
		15,136,139
Professional, Scientific, and Technical Services - 6.92%
Nielsen Finance LLC
4.500%, 10/01/2020	3,180,000	3,195,503
The Nielsen Co Luxembourg SARL
5.000%, 02/01/2025 (c)(d)	1,000,000	987,500
		4,183,003
Total Corporate Bonds (Cost $30,348,271)		30,524,514

	Shares
Money Market Funds - 25.17%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 2.240% (e)(f)	9,700,000	9,700,000
First American Government Obligations Fund - Class X, 2.285% (f)	2,751,405	2,751,405
First American Treasury Obligations Fund - Class X, 2.248% (f)	2,751,406	2,751,406
Total Money Market Funds (Cost $15,202,811)		15,202,811

Total Investments (Cost $56,842,072) - 93.84%		56,686,857
Other Assets in Excess of Liabilities - 6.16%		3,718,831
Total Net Assets- 100.00%		$60,405,688

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown is as of June 30, 2019.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Foreign issued security.
(e)	All or a portion of this security is pledged as collateral for securities sold short.
(f)	Seven day yield as of June 30, 2019.

CrossingBridge Long/Short Credit Fund
Schedule of Securities Sold Short
June 30, 2019 (Unaudited)

	Shares	Value
Securities Sold Short - (9.17)%
Common Stocks - (0.06)%
Information - (0.06)%
HC2 Holdings, Inc.	(16,494)	$(38,926)
Total Common Stocks (Proceeds $54,617)		(38,926)

	Principal
	Amount
Corporate Bonds - (9.11)%
Other Services (except Public Administration) - (1.52)%
Weight Watchers International, Inc.
8.625%, 12/01/2025 (a)	$(1,000,000)	(920,000)
Healthcare and Social Assistance - (3.98)%
DaVita, Inc.
5.125%, 07/15/2024	(2,400,000)	(2,406,720)
Manufacturing - (1.88)%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	(1,000,000)	(1,132,500)
Retail Trade - (1.73)%
L Brands, Inc.
5.625%, 10/15/2023	(1,000,000)	(1,041,990)
Total Corporate Bonds (Proceeds $5,488,429)		(5,501,210)
Total Securities Sold Short (Proceeds $5,543,046)		$(5,540,136)

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Long/Short Credit Fund, formerly the Collins Long/Short Credit Fund, represents a distinct non-diversified series with its own investment objective and policies within the Trust. The CrossingBridge Low Duration High Yield Fund represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Long/Short Credit Fund is absolute total returns over a complete market cycle. The investment objective of the CrossingBridge Low Duration High Yield Fund is high current income and capital appreciation consistent with the preservation of capital. The CrossingBridge Long/Short Credit Fund’s inception date was February 27, 2015 and it commenced investment operations on March 1, 2015. Outstanding Class A shares were converted to Institutional Class shares effective at the close of business on May 31, 2018. During the July 18, 2018 meeting of the Board of Trustees (the “Board”), the Board approved a change in fiscal year end for the CrossingBridge Long/Short Credit Fund from February 28th to September 30th. The CrossingBridge Low Duration High Yield Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. Costs incurred by CrossingBridge Low Duration High Yield Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”) the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The CrossingBridge Low Duration High Yield Fund and the CrossingBridge Long/Short Credit Fund (each a “Fund”, together “Funds”) are both investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2019:

CrossingBridge Low Duration High Yield Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$14,531,180	$-	$14,531,180
Commercial Paper		8,050,200	-	8,050,200
Convertible Bonds	-	8,958,968	-	8,958,968
Corporate Bonds	-	40,210,459	-	40,210,459
Money Market Fund	3,087,244	-	-	3,087,244
Special Purpose Acquisition Vehicles	4,850,500	2,258,592	-	7,109,092
Total Assets	$7,937,744	$74,009,399	$-	$81,947,143

CrossingBridge Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$534,761	$-	$534,761
Commercial Paper	-	8,985,498	-	8,985,498
Convertible Bonds	-	1,439,273	-	1,439,273
Corporate Bonds	-	30,524,514	-	30,524,514
Money Market Funds	15,202,811	-	-	15,202,811
Total Assets	$15,202,811	$41,484,046	$-	$56,686,857

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(5,501,210)	$-	$(5,501,210)
Common Stocks	(38,926)	-	-	(38,926)
Total Liabilities	$(38,926)	$(5,501,210)	$-	$(5,540,136)

(1) See the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 inputs at the end of the period.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended June 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date         8/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date            8/21/19

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date              8/21/19

* Print the name and title of each signing officer under his or her signature.